Goodwill and Intangible Assets - Schedule of Changes in Goodwill and Intangible Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	¥ 15,157
Intangible assets, beginning balance	(65,672)
Goodwill, ending balance	15,157	¥ 15,157
Intangible assets, ending balance	(66,466)	(65,672)
Acquisition Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	15,157	9,919
Intangible assets, beginning balance	(132,450)	(118,307)
Goodwill, acquisitions		5,238
Intangible assets, acquisitions	8,191	9,973
Intangible assets, internal development	9,373	7,566
Intangible assets, disposals	7,357	3,126
Intangible assets, other	(113)	(270)
Goodwill, ending balance	15,157	15,157
Intangible assets, ending balance	(142,544)	(132,450)
Acquisition Cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning balance	(123,822)	(110,198)
Intangible assets, acquisitions	4,382	4,794
Intangible assets, internal development		193
Intangible assets, transfers from software in progress	10,045	11,767
Intangible assets, disposals	7,282	3,047
Intangible assets, other	(75)	(83)
Intangible assets, ending balance	(130,892)	(123,822)
Acquisition Cost | Software in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning balance	(3,004)	(3,582)
Intangible assets, acquisitions	3,809	4,082
Intangible assets, internal development	9,373	7,373
Intangible assets, transfers from software in progress	(10,045)	(11,767)
Intangible assets, disposals	75	79
Intangible assets, other	(38)	(187)
Intangible assets, ending balance	(6,028)	(3,004)
Acquisition Cost | Customer Relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning balance	(5,624)	(4,527)
Intangible assets, acquisitions		1,097
Intangible assets, ending balance	(5,624)	(5,624)
Accumulated Amortisation and Impairment Losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning balance	66,778	56,617
Intangible assets, amortization	15,912	13,171
Intangible assets, disposals	(6,612)	(3,024)
Intangible assets, other		14
Intangible assets, ending balance	76,078	66,778
Accumulated Amortisation and Impairment Losses | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning balance	63,356	53,633
Intangible assets, amortization	15,430	12,733
Intangible assets, disposals	(6,612)	(3,024)
Intangible assets, other		14
Intangible assets, ending balance	72,174	63,356
Accumulated Amortisation and Impairment Losses | Software in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning balance	224	224
Intangible assets, ending balance	224	224
Accumulated Amortisation and Impairment Losses | Customer Relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning balance	3,198	2,760
Intangible assets, amortization	482	438
Intangible assets, ending balance	3,680	3,198
Book Value
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	15,157
Intangible assets, beginning balance	(65,672)
Goodwill, ending balance	15,157	15,157
Intangible assets, ending balance	(66,466)	(65,672)
Book Value | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning balance	(60,466)
Intangible assets, ending balance	(58,718)	(60,466)
Book Value | Software in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning balance	(2,780)
Intangible assets, ending balance	(5,804)	(2,780)
Book Value | Customer Relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning balance	(2,426)
Intangible assets, ending balance	¥ (1,944)	¥ (2,426)